Borrowings and lease liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of borrowing costs [Abstract]
Disclosure of detailed information about borrowings	AngloGold Ashanti’s borrowings are interest bearing.

	As at	As at
	Jun	Dec
	2024	2023
US Dollar million	Unaudited	Audited

Change in liabilities arising from financing activities:

Reconciliation of borrowings (excluding lease liabilities)
A reconciliation of the total borrowings included in the statement of financial position is set out in the following table:

Opening balance	2,239	1,983
Proceeds from borrowings	320	343
Repayment of borrowings	(420)	(87)
Finance costs paid on borrowings	(58)	(99)
Interest charged to the income statement	60	108
Deferred loan fees	—	(2)
Translation	(6)	(7)
Closing balance	2,135	2,239

Borrowings
Non-current	1,934	2,032
Current	201	207
	2,135	2,239

Reconciliation of finance costs paid (excluding lease finance costs)
A reconciliation of the finance costs paid included in the statement of cash flows is set out in the following table:

Finance costs paid on borrowings	58	99
Commitment fees, utilisation fees and other borrowing costs	5	12
Total finance costs paid	63	111

Reconciliation of lease liabilities

Opening balance	171	186
Lease liabilities recognised	42	83
Repayment of lease liabilities	(43)	(94)
Finance costs paid on lease liabilities	(5)	(11)
Interest charged to the income statement	6	12
Modifications and terminations	(2)	(7)
Translation	(5)	2
Closing balance	164	171

Lease liabilities
Non-current	87	98
Current	77	73
	164	171